Total Revenue and Income - Summary of Total Revenue and Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Transaction activities and other services	R$ 587,299	R$ 267,509	R$ 139,696
Taxes and contributions on revenue	(72,687)	(42,555)	(18,423)
Other deductions	(10)	(739)	(154)
Net revenue from transaction activities and other services	514,602	224,215	121,119
Equipment rental and subscription services	235,682	118,335	62,046
Taxes and contributions on revenue	(21,062)	(10,697)	(6,693)
Other deductions	(941)	(2,686)	(667)
Net revenue from subscription services and equipment rental	213,679	104,952	54,686
Financial income	842,025	434,251	259,844
Taxes and contributions on financial income	(40,703)	(22,073)	(12,447)
Financial income	801,322	412,178	247,397
Other financial income	49,578	25,273	16,718
Total revenue and income	1,579,181	766,618	439,920
Recognized at a point in time	514,602	224,215	121,119
Recognized over time	1,064,579	542,403	318,801
Total revenue and income	R$ 1,579,181	R$ 766,618	R$ 439,920